Subsidiaries and Associates	12 Months Ended
Mar. 31, 2025
Interests In Other Entities [Abstract]
Subsidiaries and Associates	Subsidiaries and Associates
The number of consolidated subsidiaries decreased by 11 in the year ended March 31, 2025, primarily due to liquidations and mergers to reorganize capital in subsidiaries. The number of associates accounted for using the equity method decreased by 1 primarily due to a divestiture and change of ownership ratio.
The following is a listing of the Company’s consolidated subsidiaries (including partnerships): 158 subsidiaries as of March 31, 2025

Company name	Country	Ownership of Voting Rights (%)
Takeda Argentina S.A.	Argentina	100.0%
Takeda Austria GmbH	Austria	100.0%
Takeda Manufacturing Austria AG	Austria	100.0%
Baxalta Innovations GmbH	Austria	100.0%
Baxalta Belgium Manufacturing S.A.	Belgium	100.0%
Takeda Distribuidora Ltda.	Brazil	100.0%
Takeda Pharma Ltda.	Brazil	100.0%
Takeda Canada Inc.	Canada	100.0%
Takeda APAC Biopharmaceutical Research and Development Co., Ltd.	China	100.0%
Takeda (China) Holdings Co., Ltd.	China	100.0%
Takeda (China) International Trading Co., Ltd.	China	100.0%
Tianjin Takeda Pharmaceuticals Co., Ltd.	China	100.0%
Takeda France S.A.S.	France	100.0%
Takeda GmbH	Germany	100.0%
Takeda Ireland Limited	Ireland	100.0%
Shire Acquisitions Investments Ireland Designated Activity Company	Ireland	100.0%
Shire Ireland Finance Trading Limited	Ireland	100.0%
Takeda Italia S.p.A.	Italy	100.0%
Takeda Pharmaceuticals Korea Co., Ltd.	Korea	100.0%
Takeda Mexico S.A.de C.V.	Mexico	100.0%
Takeda Nederland B.V.	Netherlands	100.0%
Takeda Pharmaceuticals Limited Liability Company	Russia	100.0%
Takeda Development Center Asia, Pte. Ltd.	Singapore	100.0%
Takeda Manufacturing Singapore Pte. Ltd.	Singapore	100.0%
Takeda Farmaceutica Espana S.A.	Spain	100.0%
Takeda Pharma AB	Sweden	100.0%
Takeda Pharmaceuticals International AG	Switzerland	100.0%
Baxalta Manufacturing S.à r.l.	Switzerland	100.0%
Takeda Pharma AG	Switzerland	100.0%
Takeda İlaç Sağlık Sanayi Ticaret Limited Şirketi	Turkey	100.0%
Takeda UK Limited	United Kingdom	100.0%
Takeda Pharmaceuticals U.S.A., Inc.	U.S.	100.0%
Takeda Vaccines, Inc.	U.S.	100.0%
Takeda Development Center Americas, Inc.	U.S.	100.0%
Baxalta Incorporated	U.S.	100.0%
Dyax Corp.	U.S.	100.0%
Takeda Ventures, Inc.	U.S.	100.0%
Baxalta US Inc.	U.S.	100.0%

Company name	Country	Ownership of Voting Rights (%)
Shire Human Genetic Therapies, Inc.	U.S.	100.0%
BioLife Plasma Services LP	U.S.	100.0%
Takeda Manufacturing U.S.A., Inc.	U.S.	100.0%
Takeda Pharmaceuticals America, Inc.	U.S.	100.0%
Other 116 subsidiaries

Associates accounted for using the equity method: 15 associates as of March 31, 2025